Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Summary of Reconciliation of Goodwill
	Year ended December 31,
	2021	2020
	£000s	£000s
Balance at start of year	8,125	7,692
Translation adjustment	(533)	433
Balance at end of year	7,592	8,125